Revised Financial Statements - Condensed Consolidated Statement of Cash Flows (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	$ (4,557,406)	$ (8,984,880)	$ (3,619,494)	$ (628,590)	$ (1,877,464)	$ (19,694,921)	$ (5,496,958)	$ (8,984,880)	$ (6,098,951)
Change in fair value of earnout liability	$ (2,230,000)		$ 50,000	2,610,000	2,920,000	$ (2,070,000)	2,970,000	$ 3,230,000	$ 0
As Filed
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.				(4,298,590)	(5,547,464)		(9,166,958)
Change in fair value of earnout liability				(1,060,000)	(750,000)		(700,000)
Adjustments
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.				3,670,000	3,670,000		3,670,000
Change in fair value of earnout liability				$ 3,670,000	$ 3,670,000		$ 3,670,000